UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2011

Bank and Thrift Opportunity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Common Stocks 94.75%		$355,140,633

(Cost $329,588,397)

Financials 94.75%		355,140,633

Capital Markets 3.08%
State Street Corp.	246,470	11,515,078

Commercial Banks 74.28%
1st United Bancorp, Inc. (I)	155,463	1,018,283
Ameris Bancorp (I)	236,991	2,258,524
Anchor Bancorp (I)	88,416	888,581
Avenue Bank (R)	300,000	744,198
Bank of Marin Bancorp	9,790	340,105
Bar Harbor Bankshares	34,222	999,625
BB&T Corp.	440,898	12,186,421
Bond Street Holdings LLC, Class A (I)(S)	203,192	4,063,840
Boston Private Financial Holdings, Inc.	206,198	1,383,589
Bridge Capital Holdings (I)	150,564	1,321,952
Bryn Mawr Bank Corp.	80,000	1,438,400
Camden National Corp.	36,776	1,258,842
Centerstate Banks, Inc.	321,439	2,359,362
Citizens Republic Banking Corp., Inc. (I),(I)	2,777,383	1,748,918
City Holding Company	47,798	1,663,370
Comerica, Inc.	287,393	10,978,413
Cullen/Frost Bankers, Inc.	251,048	14,505,553
CVB Financial Corp.	265,747	2,200,385
DNB Financial Corp.	78,515	791,431
East West Bancorp, Inc.	621,197	13,486,187
Eastern Virginia Bankshares, Inc.	69,998	332,491
ECB Bancorp, Inc.	27,504	359,202
Evans Bancorp, Inc.	44,524	647,824
Fifth Third Bancorp	414,093	6,157,563
First Bancorp, Inc./ME	146,499	2,163,790
First California Financial Group, Inc. (I)	208,583	661,208
First Horizon National Corp. (I)	180,033	2,039,774
First Michigan Bank (R)	462,595	2,504,456
First Southern Bancorp, Inc., Class B (I)	78,390	1,215,045
FNB Corp.	960,203	9,698,050
Glacier Bancorp, Inc.	173,882	2,453,475
Hancock Holding Company	232,176	7,615,373
Heritage Commerce Corp. (I)	387,733	1,775,817
Heritage Financial Corp. (I)	187,598	2,673,272
Heritage Oaks Bancorp (I)	650,719	2,310,052
Huntington Bancshares, Inc.	236,485	1,712,151
Independent Bank Corp.	195,961	5,326,220
KeyCorp	550,701	4,901,239
Lakeland Financial Corp.	54,942	1,130,706
M&T Bank Corp.	94,160	8,142,015
MB Financial, Inc.	296,947	5,837,978
Northrim BanCorp, Inc.	77,232	1,455,051
Pacific Continental Corp.	226,878	2,302,812
Park National Corp.	26,127	1,701,390
Park Sterling Corp. (I)	244,539	1,371,864
PNC Financial Services Group, Inc.	309,372	18,562,321
Prosperity Bancshares, Inc.	111,554	4,512,359
Renasant Corp.	137,715	2,146,977
Sandy Spring Bancorp, Inc.	54,695	1,050,144

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Bank and Thrift Opportunity Fund
As of 01-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Sierra Bancorp	140,000	$1,510,600
Southcoast Financial Corp. (I)	64,413	190,018
Sterling Bancshares, Inc.	326,255	2,893,882
SunTrust Banks, Inc.	318,859	9,702,879
SVB Financial Group (I)	249,420	13,087,067
SY Bancorp, Inc.	7,002	170,814
TCF Financial Corp.	783,634	11,707,492
TriCo Bancshares	202,536	3,072,471
U.S. Bancorp	601,613	16,243,551
Union First Market Bankshares Corp.	51,443	628,633
United Bancorp, Inc. (I)	315,013	1,219,100
Univest Corp. of Pennsylvania	19,000	327,465
Washington Banking Company	83,952	1,145,945
Washington Trust Bancorp, Inc.	134,269	2,685,380
Wells Fargo & Company	604,108	19,585,182
WesBanco, Inc.	130,961	2,468,615
Westamerica Bancorp.	30,499	1,524,950
Wilshire Bancorp, Inc.	73,706	473,193
Zions Bancorporation	483,334	11,397,016

Diversified Financial Services 10.00%
Bank of America Corp.	1,278,555	17,554,560
JPMorgan Chase & Company	443,587	19,934,801

Thrifts & Mortgage Finance 7.39%
Berkshire Hill Bancorp, Inc.	358,903	7,623,100
Capitol Federal Financial, Inc.	213,814	2,606,393
Citizens South Banking Corp.	343,181	1,465,383
Doral Financial Corp. (I)	254,893	316,067
First Financial Holdings, Inc.	90,857	941,279
Flushing Financial Corp.	231,097	3,293,132
Heritage Financial Group, Inc.	95,762	1,110,839
Hingham Institution for Savings	80,000	4,000,000
Home Federal Bancorp, Inc.	78,447	840,952
Kaiser Federal Financial Group, Inc.	109,586	1,308,457
Viewpoint Financial Group	69,957	886,705
WSFS Financial Corp.	73,787	3,313,036

	Shares	Value

Preferred Securities 1.47%		$5,491,431

(Cost $4,619,727)

Financials 1.47%		5,491,431

Commercial Banks 0.59%
First Southern Bancorp, Inc. (J)	134	107,803
Monarch Financial Holdings, Inc., Series B, 7.800%	38,925	1,050,975
Zions Bancorporation, Series C, 9.500%	40,371	1,047,627

Diversified Financial Services 0.88%
Bank of America Corp., Series MER, 8.625%	74,849	1,970,026
Citigroup Capital XII (8.500% to 3-30-15, then 3 month LIBOR +
5.870%)	50,000	1,315,000

2

Bank and Thrift Opportunity Fund
As of 01-31-11 (Unaudited)

		Maturity
Rate (%)		date	Par value	Value

Corporate Bonds 0.14%				$517,382

(Cost $430,425)

Financials 0.14%				517,382

Commercial Banks 0.14%
Regions Financial Corp.	7.375	12/10/37	544,613	517,382

Capital Preferred Securities 0.50%				$1,884,770

(Cost $1,445,892)

Financials 0.50%				1,884,770

Commercial Banks 0.50%
Banponce Trust I, Series A	8.327	02/01/27	360,000	259,259
Webster Capital Trust IV
(7.650% to 6-15-17 then 3 month LIBOR + 1.890%)	7.650	06/15/37	1,725,000	1,625,511

			Shares	Value

Warrants 0.40%				$1,514,597

(Cost $1,713,920)

Financials 0.40%				1,514,597

Commercial Banks 0.36%
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)(J)			93,762	1,291,103
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $17.77) (I)(J)			33,222	73,088

Thrifts & Mortgage Finance 0.04%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)(J)			27,297	150,406

		Maturity
Yield* (%)		date	Par value	Value

Certificate of Deposit 0.02%				$77,167

(Cost $77,167)

Country Bank For Savings	1.640	08/28/12	1,879	1,879
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	2.374	04/01/11	4,585	4,585
First Federal Savings Bank of Louisiana	0.100	03/28/11	3,023	3,023
Framingham Cooperative Bank	2.000	09/12/11	3,711	3,711
Home Bank	0.867	12/04/13	18,442	18,442
Home Bank	4.150	12/04/10	1,228	1,228
Hudson Savings	2.630	04/21/11	1,923	1,923
Machias Savings Bank	1.980	05/24/11	1,782	1,782
Midstate Federal Savings and Loan	1.590	05/27/11	1,905	1,905
Milford Bank	2.130	06/04/11	$1,776	1,776
Milford Federal Savings and Loan Association	0.600	04/20/11	1,999	1,999
Mount Mckinley Savings Bank	0.400	12/05/11	1,682	1,682
Mt. Washington Bank	1.500	10/31/11	1,778	1,778
Newburyport Bank	1.250	10/22/12	2,010	2,010
Newton Savings Bank	2.370	05/30/11	1,803	1,803
OBA Federal Savings and Loan	1.050	12/15/11	1,287	1,287
Plymouth Savings Bank	1.340	04/21/11	1,857	1,857
Randolph Savings Bank	1.000	09/23/11	1,854	1,854
Salem Five Cents Savings Bank	0.600	12/19/11	1,703	1,703
Sunshine Federal Savings and Loan Association	2.460	05/10/11	1,864	1,864

3

Bank and Thrift Opportunity Fund
As of 01-31-11 (Unaudited)

Short-Term Investments 2.61%				$9,800,000

(Cost $9,800,000)

Short-Term Securities 2.61%				9,800,000

Federal Home Loan Bank Discount Notes	0.100	02-01-11	9,800,000	9,800,000

Total investments (Cost $347,675,528)† 99.89%				$374,425,980

Other assets and liabilities, net 0.11%				$404,108

Total net assets 100.00%				$374,830,088

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(J) These securities are issued under the U.S. Treasury Department's Capital Purchase Program.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
	Original		Beginning	Ending	percentage
Issuer,	acquisition	Acquisition	share	share	of Fund’s	Value as of
description	date	cost	amount	amount	net assets	1-31-11

Avenue Bank	1-29-07	$3,000,000	300,000	300,000	0.20%	$744,198

First Michigan
Bank	4-30-10	$2,775,570	462,595	462,595	0.67%	$2,504,456

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,063,840 or 1.08% of the Fund's net assets as of January 31, 2011.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $347,680,150. Net unrealized appreciation aggregated $26,745,830, of which $59,307,204 related to appreciated investment securities and $32,561,374 related to depreciated investment securities.

4

Note to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 1-31-11	Price	Inputs	Inputs

Capital Markets	$11,515,078	$11,515,078	-	-
Commercial Banks	284,221,507	274,581,150	$6,283,900	$3,356,457
Diversified Financial Services	41,033,646	40,774,387	259,259	-
Thrifts & Mortgage Finance	27,855,749	27,855,749	-	-
Short-Term Investments	9,800,000	-	9,800,000	-

Total Investments in Securities	$374,425,980	$354,726,364	$16,343,159	$3,356,457

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended January 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Commercial Banks

Balance as of 10-31-10	$2,980,576
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	375,881
Net purchases (sales)	-
Transfers in and/or out of Level 3	-

Balance as of 1-31-11	$3,356,457
Change in unrealized at period end*	$375,881

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account

5

factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/11
3/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: March 18, 2011